PORTFOLIO 21
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                         SUPPLEMENT DATED MARCH 26, 2001
                      TO PROSPECTUS DATED DECEMBER 29, 2000


ICA Fund Services Corp., 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018, will replace American Data Services, Inc. as the Fund's Transfer Agent.

Firstar Institutional Custody Services, 425 Walnut Street, Cincinnati, Ohio 45202, will replace UMB Bank, N.A. as the Fund's Custodian.

PLEASE CONTINUE TO CALL THE FUND AT (877) 351-4115 X21 FOR ALL INQUIRIES. PLEASE CONTACT THE TRANSFER AGENT DIRECTLY FOR ACCOUNT REDEMPTIONS ONLY.

The section "SHAREHOLDER INFORMATION" on page 8 of the Prospectus will be updated with the following information:

EFFECTIVE APRIL 1, 2001, the Transfer Agent's new address and toll free phone number are as follows:

     Portfolio 21
     4455 East Camelback Rd., Ste. 261E
     Phoenix, Arizona  85018

     Toll free:  800-576-8229
     Fax: 602-522-8172

EFFECTIVE APRIL 15, 2001, the Fund's new wiring instructions:

     Firstar Institutional Custody Services
     Firstar Bank, N.A.
     ABA Number 0420-0001-3
     Attn: Portfolio 21 Fund
     DDA Number 19945-7276
     Account Name (shareholder name)
     Shareholder account number

Until the effective dates, please use the information provided in your current Prospectus.